MONEY MARKET OBLIGATIONS TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                  July 29, 1999




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

         RE:    MONEY MARKET OBLIGATIONS TRUST ("Trust")
                Liberty U.S. Government Money Market Trust ("Fund") 1933 Act File No. 33-31602
                1940 Act File No. 811-5950

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information of the Fund dated July 31, 1999 that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 30 on July 28, 1999.

                  If you have any questions regarding this certification, please contact Cathy Ryan at (412) 288-8116.

                                                              Very truly yours,



                                                              /s/ Leslie K. Ross
                                                               Leslie K. Ross
                                                             Assistant Secretary